Consolidated Statements of Equity - JPY (¥) ¥ in Millions		Total	Capital stock	Capital surplus	Retained earnings appropriated for legal reserve	Unappropriated retained earnings	Unappropriated retained earnings Revision of Prior Period, Accounting Standards Update, Adjustment	Accumulated other comprehensive income (loss), net of taxes:	Accumulated other comprehensive income (loss), net of taxes: Revision of Prior Period, Accounting Standards Update, Adjustment	Treasury stock, at cost:	Total Mitsubishi UFJ Financial Group shareholders’ equity	Noncontrolling interests:	Noncontrolling interests: Revision of Prior Period, Accounting Standards Update, Adjustment
Balance at beginning of fiscal year at Mar. 31, 2019			¥ 2,090,270	¥ 5,577,186	¥ 239,571	¥ 8,094,026		¥ (284,269)		¥ (517,236)		¥ 785,200
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation				2,596
Retirement of common stock				(58,626)						58,626
Other—net				12,364								247
Net income (loss) before attribution of noncontrolling interests		¥ 318,715				305,955
Common stock—¥23.50 per share in 2020, ¥25.00 per share in 2021, and ¥26.00 per share in 2022						(303,742)
Losses on sales of shares of treasury stock						(1)
Other comprehensive income (loss), net of taxes		(124,155)						(136,148)				11,993
Purchases of shares of treasury stock (Note 18)										(50,028)
Sales of shares of treasury stock										2,635
Net decrease (increase) resulting from changes in interests in consolidated subsidiaries, consolidated VIEs, and affiliated companies										16
Initial subscriptions of noncontrolling interests												58,228
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders												(8,627)
Decrease in noncontrolling interests related to deconsolidation of subsidiaries												(119,797)
Decrease in noncontrolling interests related to disposition of subsidiaries												(3,488)
Net income attributable to noncontrolling interests		(12,760)										12,760
Dividends paid to noncontrolling interests												(8,487)
Balance at end of fiscal year at Mar. 31, 2020		15,744,516	2,090,270	5,533,520	239,571	8,079,530		(420,417)		(505,987)	¥ 15,016,487	728,029
Balance at end of fiscal year (Effect of adopting new guidance by a foreign affiliated company) at Mar. 31, 2020	[1]						¥ (1,825)
Balance at end of fiscal year (Effect of adopting new guidance on leases) at Mar. 31, 2020							(14,883)
Balance at end of fiscal year (Effect of adopting new guidance on measurement of credit losses on financial instruments (Note 1)) at Mar. 31, 2020							0		¥ 0				¥ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation				2,762
Retirement of common stock				0						0
Other—net				(2,521)								(63)
Net income (loss) before attribution of noncontrolling interests		1,163,394				1,117,298
Common stock—¥23.50 per share in 2020, ¥25.00 per share in 2021, and ¥26.00 per share in 2022						(321,089)
Losses on sales of shares of treasury stock						(1)
Other comprehensive income (loss), net of taxes		81,840						130,902				(49,062)
Purchases of shares of treasury stock (Note 18)										(20)
Sales of shares of treasury stock										2,598
Net decrease (increase) resulting from changes in interests in consolidated subsidiaries, consolidated VIEs, and affiliated companies										337
Initial subscriptions of noncontrolling interests												9,246
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders												(96,335)
Decrease in noncontrolling interests related to deconsolidation of subsidiaries												(22,430)
Decrease in noncontrolling interests related to disposition of subsidiaries												(23)
Net income attributable to noncontrolling interests		(46,096)										46,096
Dividends paid to noncontrolling interests												(6,523)
Balance at end of fiscal year at Mar. 31, 2021		16,244,554	2,090,270	5,533,761	239,571	8,589,900		(289,481)		(503,072)	15,660,949	583,605
Balance at end of fiscal year (Effect of adopting new guidance by a foreign affiliated company) at Mar. 31, 2021							0
Balance at end of fiscal year (Effect of adopting new guidance on leases) at Mar. 31, 2021							0
Balance at end of fiscal year (Effect of adopting new guidance on measurement of credit losses on financial instruments (Note 1)) at Mar. 31, 2021							(285,838)		34				(25,330)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation				1,555
Retirement of common stock				(204,456)						204,456
Other—net				(3,088)								1
Net income (loss) before attribution of noncontrolling interests		(44,216)				(83,320)
Common stock—¥23.50 per share in 2020, ¥25.00 per share in 2021, and ¥26.00 per share in 2022						(333,934)
Losses on sales of shares of treasury stock						0
Other comprehensive income (loss), net of taxes		552,485						516,514				35,971
Purchases of shares of treasury stock (Note 18)										(158,529)
Sales of shares of treasury stock										5,581
Net decrease (increase) resulting from changes in interests in consolidated subsidiaries, consolidated VIEs, and affiliated companies										(660)
Initial subscriptions of noncontrolling interests												5,647
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders												67,300
Decrease in noncontrolling interests related to deconsolidation of subsidiaries												(14,468)
Decrease in noncontrolling interests related to disposition of subsidiaries												(80)
Net income attributable to noncontrolling interests		(39,104)										39,104
Dividends paid to noncontrolling interests												(25,626)
Balance at end of fiscal year at Mar. 31, 2022		¥ 16,296,522	¥ 2,090,270	¥ 5,327,772	¥ 239,571	¥ 8,172,646		¥ 227,033		¥ (452,224)	¥ 15,605,068	¥ 691,454
Balance at end of fiscal year (Effect of adopting new guidance by a foreign affiliated company) at Mar. 31, 2022							0
Balance at end of fiscal year (Effect of adopting new guidance on leases) at Mar. 31, 2022							0
Balance at end of fiscal year (Effect of adopting new guidance on measurement of credit losses on financial instruments (Note 1)) at Mar. 31, 2022							¥ 0		¥ 0				¥ 0

[1]	The effect resulted from the adoption of new accounting guidance on “Measurement of Credit Losses on Financial Instruments.”